NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Non curren tAssets Held Fo rSale And Discontinued Operations Explanatory [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
The following table sets forth information on the main types of non-current assets held for sale:

	12-31-2020	12-31-2019
	ThU.S.$	ThU.S.$
Land	2,415	2,422
Buildings	1,256	1,256
Property, plant and equipment	206	758
Total	3,877	4,436